Revenue - Schedule of Revenue Outside Parties (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue – non-related parties [Member] | Player transfers [Member]
Revenue recognized at time of transaction
Revenue	€ 406,988	€ 122,159
Revenue – non-related parties [Member] | Ticketing [Member]
Revenue recognized at time of transaction
Revenue	150,062	174,247
Revenue – non-related parties [Member] | Store [Member]
Revenue recognized at time of transaction
Revenue	35,495	9,848
Revenue – non-related parties [Member] | Subsidies, grants and donations [Member]
Revenue recognized at time of transaction
Revenue
Revenue – non-related parties [Member] | Short-term leases for non-volley events [Member]
Revenue recognized at time of transaction
Revenue	63,827
Revenue – non-related parties [Member] | Sponsorships [Member]
Revenue recognized at time of transaction
Revenue	1,157,825	745,452
Revenue – non-related parties [Member] | Youth league [Member]
Revenue recognized at time of transaction
Revenue	106,343	54,690
Revenue – non-related parties [Member] | Others [Member]
Revenue recognized at time of transaction
Revenue	600,242	41,096
Revenue – non-related parties [Member] | Consulting revenue [Member]
Revenue recognized at time of transaction
Revenue			162,407
Revenue – non-related parties [Member] | Total revenue – outside parties [Member]
Revenue recognized at time of transaction
Revenue	2,520,782	1,147,492	162,407
Revenue – related parties [Member] | Player transfers [Member]
Revenue recognized at time of transaction
Revenue
Revenue – related parties [Member] | Short-term leases for non-volley events [Member]
Revenue recognized at time of transaction
Revenue
Revenue – related parties [Member] | Sponsorships [Member]
Revenue recognized at time of transaction
Revenue	336,990
Revenue – related parties [Member] | Youth league [Member]
Revenue recognized at time of transaction
Revenue
Revenue – related parties [Member] | Others [Member]
Revenue recognized at time of transaction
Revenue	28,347
Revenue – related parties [Member] | Consulting revenue [Member]
Revenue recognized at time of transaction
Revenue
Revenue – related parties [Member] | Total revenue – related parties [Member]
Revenue recognized at time of transaction
Revenue	365,337
Total revenue – related parties [Member] | Ticketing [Member]
Revenue recognized at time of transaction
Revenue
Total revenue – related parties [Member] | Store [Member]
Revenue recognized at time of transaction
Revenue
Total revenue – related parties [Member] | Subsidies, grants and donations [Member]
Revenue recognized at time of transaction
Revenue
Revenue by Geographic Region [Member] | Italy [Member]
Revenue recognized at time of transaction
Revenue	2,195,953	990,127	162,407
Revenue by Geographic Region [Member] | North Macedonia [Member]
Revenue recognized at time of transaction
Revenue	490,166	157,365
Revenue by Geographic Region [Member] | Ireland [Member]
Revenue recognized at time of transaction
Revenue	200,000
Revenue by Geographic Region [Member] | Total Revenue by Geographic Region [Member]
Revenue recognized at time of transaction
Revenue	€ 2,886,119	€ 1,147,492	€ 162,407